CONDENSED CONSOLIDATED STATEMENTS OF OPERATION (USD $)	3 Months Ended		116 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF OPERATION [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, net	$ 184,016	$ 286,488	$ 8,035,865
IMPAIRMENT OF INVESTMENT			434,876
GENERAL AND ADMINISTRATIVE EXPENSES	281,901	315,129	7,240,284
OPERATING LOSS	465,917	601,617	15,711,025
FINANCIAL INCOME	(6,954)	(2,189)	(201,002)
FINANCIAL EXPENSE	19,556	3,356	200,813
GAIN ON SALE OF INVESTMENT			(1,033,004)
IMPAIRMENT OF AVAILABLE- FOR-SALE SECURITIES			197,412
LOSS BEFORE TAXES ON INCOME	478,519	602,784	14,875,244
TAXES ON INCOME			150,558
NET LOSS FOR THE PERIOD	$ 478,519	$ 602,784	$ 15,025,802
LOSS PER COMMON SHARE:
Basic and diluted	$ 0.01	$ 0.01
WEIGHTED AVERAGE NUMBER OF BASIC AND DILUTED SHARES USED IN COMPUTATION OF LOSS PER SHARE:	70,104,583	57,932,597